SUPPLEMENT TO FIDELITY'S TARGETED INTERNATIONAL EQUITY FUNDS
DECEMBER 30, 1998 PROSPECTUS
   ON JUNE 18, 1998, FIDELITY EUROPE CAPITAL APPRECIATION FUND'S BOARD OF TRUSTEES AUTHORIZED WAIVING THE 3% SALES LOAD UNTIL DECEMBER 31, 1998.